Asset Subject to Buyback (Details) - USD ($)		1 Months Ended	6 Months Ended
	Jan. 10, 2020	Jan. 22, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Asset Subject to Buyback (Details) [Line Items]
Net property and equipment			$ 6,291	$ 6,228
Transferred of share, description		On January 22, 2019, Xi’an Zhonghong completed the transfer of Chengli CDQ WHPG project as the partial repayment for the loan and accrued interest of RMB 188,639,400 ($27.54 million) to HYREF (see Note 8).
Gain on partial repayment of entrusted loan			3,100,000
Transferred of shares, description		On January 22, 2019, Xi’an Zhonghong completed the transfer of Chengli CDQ WHPG project as the partial repayment for the loan and accrued interest of RMB 188,639,400 ($27.54 million) to HYREF (see Note 9). However, because the loan was not deemed repaid due to the buyback right (See Note 9 for detail), the Company kept the loan and the Chengli project in its books as fixed assets for accounting purposes.
Property and equipment, description	Zhonghong, Tianyu and Huaxin signed a transfer agreement to transfer all assets under construction and related rights and interests of Xuzhou Tian’an Project to Tianyu for RMB 170 million including $0.6 million VAT (total of $24.37 million) in three installment payments. The Company recorded impairment loss of $13.9 million as of December 31, 2019. The 1st installment payment of RMB 50 million ($7.17 million) was to be paid within 20 working days after the contract was signed. The 2nd installment payment of RMB 50 million ($7.17 million) was to be paid within 20 working days after completion of the project construction but no later than July 31, 2020. The final installment payment of RMB 70 million ($10.03 million) was to be paid before December 31, 2020.
Chengli [Member]
Asset Subject to Buyback (Details) [Line Items]
Net property and equipment			$ 0	$ 28,920,000	$ 27,040,000.00
Fixed assets cost						$ 35,240,000